Other assets-Other / Other liabilities (Tables)	6 Months Ended
Sep. 30, 2024
Other assets Office buildings, land, equipment and facilities and Other Other liabilities [Abstract]
Schedule of Other assets-Other and Other liabilities
The following table presents components of
Other assets
—
Other and Other liabilities
in the consolidated balance sheets as of March 31, 2024 and as of September 30, 2024.

	Millions of yen
	March 31, 2024	September 30, 2024
Other assets—Other:
Securities received as collateral	¥332,363	¥409,896
Goodwill and other intangible assets	38,387	30,878
Net d eferred tax assets (1)	24,254	24,810
Investments in equity securities for other than operating purposes (2)	299,638	322,471
Deposit receivables (3)	316,570	246,484
Prepaid expenses	22,811	27,142
Other	121,598	103,283

Total	¥1,155,621	¥1,164,964

Other liabilities:
Obligation to return securities received as collateral	¥332,363	¥409,896
Accrued income taxes	81,585	58,493
Net d eferred tax liabilities (1)	85,301	101,509
Other accrued expenses and provisions	596,684	469,366
Operating lease liabilities	189,814	168,503
Other	128,799	107,978

Total	¥1,414,546	¥1,315,745

(1)
Net deferred tax assets are deferred tax assets offset by deferred tax liabilities which relate to the same tax-paying
component within a particular tax jurisdiction. Net deferred tax liabilities are deferred tax liabilities offset by deferred tax assets which relate to the same tax-paying
component within a particular tax jurisdiction.

(2)	Includes equity securities without a readily determinable fair value. See Note 6 “ Investments ” for further information.
(3)	Includes Japan Securities Clearing Corporation’s clearing fund.